Trade and Other Receivables - Schedule of Minimum Lease Payments Receivable (Detail) - Lease Receivables [Member] - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	$ 40,029,895	$ 27,840,286
Interest	5,479,764	4,543,320
Present Value	34,550,131	23,296,966
Less Than One Year [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	4,380,499	2,807,385
Interest	944,578	696,299
Present Value	3,435,921	2,111,086
From One to Five Years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	17,521,998	10,011,194
Interest	3,617,167	1,461,944
Present Value	13,904,831	8,549,250
More Than Five Years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Gross	18,127,398	15,021,707
Interest	918,019	2,385,077
Present Value	$ 17,209,379	$ 12,636,630